Consolidated Statements of Operations - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES	$ 92,438	$ 143,679	$ 148,303	$ 1,357,413	$ 795,282	$ 923,711	$ 975,328	$ 1,112,467	$ 1,001,628	$ 138,085	$ 2,152,695	$ 2,444,677	$ 4,013,134
OPERATING EXPENSES:
Production costs	184,875			827,413						356,461	1,712,294	2,173,732	2,282,805
Exploration costs	55,132			111,949						111,093	257,459	508,861	981,045
General and administrative	875,909			486,810						2,074,955	1,473,438	3,683,330	4,069,508
Depreciation expense	321,818			328,980						644,962	659,765	1,316,537	1,348,860
(Gain) from disposition of land												0	(108,764)
Total Operating Expenses	1,437,734			1,755,152						3,187,471	4,102,956	7,682,460	8,573,454
Operating Loss	(1,345,296)	(1,982,366)	(1,305,156)	(397,739)	(1,552,522)	(1,017,490)	(1,153,204)	(1,097,913)	(1,291,713)	(3,049,386)	(1,950,261)	(5,237,783)	(4,560,320)
OTHER INCOME (EXPENSE):
Interest expense, net, including amortization of deferred financing cost and debt discount	(578,904)			(2,242,956)						(3,120,955)	(4,316,150)	(9,923,430)	(6,339,473)
Other income	3,738			24,132						353,824	25,684	22,277	30,978
Total Other Income (Expense)	1,026,257			(1,477,707)						(9,345,635)	(2,653,625)	(9,672,876)	(3,079,452)
Net loss	$ (319,039)	$ (5,899,706)	$ (4,407,067)	$ (1,875,446)	$ (2,728,440)	$ (2,106,846)	$ (1,810,425)	$ (3,185,359)	$ (537,142)	$ (12,395,021)	$ (4,603,886)	$ (14,910,659)	$ (7,639,772)
Net Loss Per Share (Basic and Diluted) (in dollars per share)	$ 0	$ (0.04)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.08)	$ (0.04)	$ (0.13)	$ (0.07)
Weighted Average Shares Outstanding (Basic and Diluted) (in shares)	161,874,813			108,715,747						153,860,925	108,664,930	118,977,573	103,124,288
PIK Note Derivative Liability [Member]
OTHER INCOME (EXPENSE):
Gain on revaluation of PIK Note derivative	$ 1,601,423			$ 741,117						$ (6,578,504)	$ 1,636,841	$ 228,277	$ 3,229,043